Document and Entity Information	Feb. 03, 2021
Cover [Abstract]
Entity Registrant Name	DURECT CORP
Amendment Flag	false
Entity Central Index Key	0001082038
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-31615
Entity Tax Identification Number	94-3297098
Entity Address, Address Line One	10260 Bubb Road
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	(408)
Local Phone Number	777-1417
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.0001 par value per share Preferred Share Purchase Rights
Trading Symbol	DRRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false